Financial Instruments - Schedule of Fair Value of Contingent Consideration Classified as Level 3 (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	¥ 27,770	¥ 41,664
Additions arising from business combinations	5,203	0
Reversal from sale of intangible assets associated with products	(11,479)	0
Changes in the fair value during the period	(10,705)	(10,062)
Settled and paid during the period	(6,293)	(4,206)
Foreign currency translation differences	1,348	374
Contingent liabilities recognised in business combination at end of period	5,844	27,770
Within one year
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	7,400
Contingent liabilities recognised in business combination at end of period	606	7,400
Between one and three years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	2,273
Contingent liabilities recognised in business combination at end of period	2,869	2,273
Between three and five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	1,174
Contingent liabilities recognised in business combination at end of period	2,000	1,174
More than five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	40,035
Contingent liabilities recognised in business combination at end of period	¥ 980	¥ 40,035